Financial assets and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets and other receivables
Schedule of classification financial assets

		2023 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,992	1,080	5,722	19,794
Receivables from related parties	23	4,430	—	—	4,430
Trade and other receivables	9.2	310,243	—	—	310,243
Restricted cash and cash equivalents		1,179	—	—	1,179
Cash and cash equivalents		136,470	—	—	136,470
Total financial assets		465,314	1,080	5,722	472,116

		2022 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	13,253	936	—	14,189
Receivables from related parties	23	4,275	—	—	4,275
Trade and other receivables	9.2	425,474	—	—	425,474
Restricted cash and cash equivalents		5,008	—	—	5,008
Cash and cash equivalents		317,935	—	—	317,935
Total financial assets		765,945	936	—	766,881

Schedule of restricted cash and cash equivalents

	2023	2022
	US$'000	US$'000
Cash and cash equivalents	136,470	317,935
Non-Current restricted cash presented as Cash	—	2,133
Current restricted cash presented as Cash	1,179	2,875
Total	137,649	322,943

Schedule of other financial assets

	2023
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,992	—	12,992
Equity securities	1,078	2	1,080
Derivative financial instruments (Note 20)	5,722	—	5,722
Total	19,792	2	19,794

	2022
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	13,253	—	13,253
Equity securities	933	3	936
Total	14,186	3	14,189

Other financial assets at amortized cost

Schedule of trade and other receivables

	2023	2022
	US$'000	US$'000
Trade receivables	223,236	295,678
Less – allowance for doubtful debts	(2,906)	(1,187)
	220,330	294,491
Tax receivables	26,779	36,852
Government grant receivables	62,417	88,092
Other receivables	717	6,039
Total trade and other receivables	310,243	425,474

Schedule of changes in the allowance for doubtful debts

Allowance
US$'000
Balance at January 1, 2022	1,006
Impairment losses recognized	361
Collection of previously written off balances	(124)
Exchange differences	(56)
Balance at December 31, 2022	1,187
Impairment losses recognized	1,970
Collection of previously written off balances	(300)
Exchange differences	49
Balance at December 31, 2023	2,906